TAX EXPENSE (Details 3)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 PRC USD ($) Y	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC USD ($)	Dec. 31, 2009 PRC USD ($)	Dec. 31, 2011 Switzerland USD ($)	Dec. 31, 2010 Switzerland USD ($)	Dec. 31, 2011 United States USD ($)	Dec. 31, 2010 United States USD ($)	Dec. 31, 2011 Other jurisdictions USD ($)	Dec. 31, 2010 Other jurisdictions USD ($)	Dec. 31, 2009 Other jurisdictions USD ($)
TAX EXPENSE
Period of statute of limitations (in years)				3	3
Period of statute of limitations under special circumstances (in years)				5	5
Minimum underpayment of income tax liability, specifically listed as a special circumstance					100,000
Period of statute of limitations for transfer pricing related adjustment (in years)				10	10
Income (loss) from operations before income tax:
Total income (loss) before income tax	(30,510,623)	359,522,178	120,922,268	(3,556,550)		181,458,007	135,683,290	(5,581,319)	200,309,460	1,023,440	7,704,044	(22,396,194)	(29,949,333)	(14,761,022)
Current tax expense:
Current tax expense				7,416,997		32,166,137	35,248,557		21,802,460	3,249,978	3,457,769	1,222,252	99,283
Deferred tax (benefit) expense:
Deferred tax (benefit) expense				(1,742,264)		(9,011,416)	(10,552,726)	534,770	(68,883)	(2,834,865)	(376,152)	(537,249)
Total income tax expense	$ 7,309,619	$ 48,069,198	$ 24,695,831